Basis of presentation and Summary of Significant Accounting Policies - Summary of cash and cash equivalents (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 1	$ 9,483,000	$ 21,335,000
Cash [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		9,483,000	10,272,000
Commercial Paper [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		$ 0	$ 11,063,000